BUSINESS ACQUISITION AND GOODWILL - Additional Information (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 24, 2022 USD ($)	Mar. 24, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020
BUSINESS ACQUISITION AND GOODWILL
Gain (loss) from equity method investments					$ 580,816	$ (4,320)
Exchange rate on business acquisition amount				6.6981	6.6981	6.4566	7.0651
Beijing Deran Technology Co., Ltd [Member]
BUSINESS ACQUISITION AND GOODWILL
Gain (loss) from equity method investments	$ 203,473				$ 8,166	$ 4,320
BaiJiaYun VIE
BUSINESS ACQUISITION AND GOODWILL
Total purchase consideration	830,324
Beijing Deran Technology Co., Ltd [Member]
BUSINESS ACQUISITION AND GOODWILL
Percentage of equity interest agreed to transfer						17.62%
Total purchase consideration	830,324	¥ 5,286,676
Cash consideration			$ 568,622
Effective settlement of pre-existing receivable from other shareholders	124,660
Liabilities	$ 137,042
Exchange rate on business acquisition amount	0.157	0.157
Pro forma revenues				$ 363,248
Pro forma net loss				$ 67,901
Beijing Deran Technology Co., Ltd [Member] | BaiJiaYun VIE | Technology
BUSINESS ACQUISITION AND GOODWILL
Percentage of equity interest agreed to transfer	33.38%	33.38%